Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	35
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018
Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,118,033.68

Principal:
Principal Collections	$12,389,173.53
Prepayments in Full	$6,954,546.97
Liquidation Proceeds	$219,066.29
Recoveries	$32,182.44
Sub Total	$19,594,969.23
Collections	$20,713,002.91

Purchase Amounts:
Purchase Amounts Related to Principal	$401,329.23
Purchase Amounts Related to Interest	$1,539.09
Sub Total	$402,868.32

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,115,871.23

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	35
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$21,115,871.23
Servicing Fee	$273,417.46	$273,417.46	$0.00	$0.00	$20,842,453.77
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$20,842,453.77
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$20,842,453.77
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$20,842,453.77
Interest - Class A-4 Notes	$233,449.21	$233,449.21	$0.00	$0.00	$20,609,004.56
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,609,004.56
Interest - Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$20,531,370.56
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,531,370.56
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$20,473,458.56
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,473,458.56
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$20,402,094.56
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,402,094.56
Regular Principal Payment	$18,387,178.68	$18,387,178.68	$0.00	$0.00	$2,014,915.88
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,014,915.88
Residuel Released to Depositor	$0.00	$2,014,915.88	$0.00	$0.00	$0.00
Total		$21,115,871.23

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$18,387,178.68
Total					$18,387,178.68
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$18,387,178.68	$71.71	$233,449.21	$0.91	$18,620,627.89	$72.62
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61
Total	$18,387,178.68	$13.18	$440,359.21	$0.32	$18,827,537.89	$13.49

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	35

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$207,510,405.82	0.8092598	$189,123,227.14	0.7375526
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Total	$303,270,405.82	0.2173234	$284,883,227.14	0.2041471

Pool Information
Weighted Average APR	4.159%	4.166%
Weighted Average Remaining Term	28.99	28.16
Number of Receivables Outstanding	27,471	26,398
Pool Balance	$328,100,957.89	$308,029,723.16
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$303,270,405.82	$284,883,227.14
Pool Factor	0.2201737	0.2067048

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$14,901,914.40
Yield Supplement Overcollateralization Amount	$23,146,496.02
Targeted Overcollateralization Amount	$23,146,496.02
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$23,146,496.02

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	35

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		97	$107,118.71
(Recoveries)		101	$32,182.44
Net Losses for Current Collection Period			$74,936.27
Cumulative Net Losses Last Collection Period			$7,726,495.35
Cumulative Net Losses for all Collection Periods			$7,801,431.62

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.27%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.58%	558	$7,957,123.82
61-90 Days Delinquent	0.24%	47	$738,188.21
91-120 Days Delinquent	0.06%	9	$196,902.31
Over 120 Days Delinquent	0.36%	70	$1,101,780.66
Total Delinquent Receivables	3.24%	684	$9,993,995.00

Repossession Inventory:
Repossessed in the Current Collection Period		15	$219,506.65
Total Repossessed Inventory		25	$456,600.13

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2708%
Preceding Collection Period			0.2242%
Current Collection Period			0.2827%
Three Month Average			0.2592%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4977%
Preceding Collection Period			0.4550%
Current Collection Period			0.4773%
Three Month Average			0.4767%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer